RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

	As of June 30,	As of December 31,
Nature of transactions	2024	2024
	S$	S$
		(unaudited)
Premium Rich Engineering Pte. Ltd.(1)
Amount due from you (non-trade)	-	30,283
Amount due to you (non-trade)	40,602	-
Advance paid from you (trade)	15,565	-

LRS-Premium Pte. Ltd. (2)
Amount due to you (non-trade)	813,724	1,215,169
Deposit paid	-	778,000

Hing Fatt Building & Material Pte. Ltd. (3)
Amount due from you (trade)	31,975	-
Amount due to you (non-trade)	-	19,980

Team General Construction Pte. Ltd. (4)
Amount due from you (trade)	39,502	-

	For the six-month period ended December 31,
Nature of transactions	2023	2024
	S$	S$
	(unaudited)	(unaudited)
Premium Rich Engineering Pte. Ltd.(1)
Sales during the period	117,679	96,758
Direct cost charged by you		47,931

LRS-Premium Pte. Ltd. (2)
Rental charged by you	574,998	574,998
Expense charged by you	172,168	256,371

Hing Fatt Building & Material Pte. Ltd. (3)
Sales during the period	27,186	27,851
Rental charged to you	1,350	-
Expense charged to you	90	10,842

Team General Construction Pte. Ltd. (4)
Sales during the period	58,910	52,501
Rental income charged to you	-	132,000

(1)	100% shares held by our Company’s Chief Executive Officer, Mr Gao
(2)	60% shares held by Mr Gao
(3)	100% shares held by Mr Gao
(4)	60% shares held by our Company’s Chief Executive Officer, Mr Gao via Premium Rich Engineering Pte. Ltd.